SHARE-BASED COMPENSATION - RSUs Activities (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Shares granted to employees	232,364	167,968	206,067
Total compensation cost at the date of grant	$ 2,477	$ 2,800	$ 7,785
Total unrecognized share-based compensation costs	$ 6,651
Weighted-average period of recognition of compensation expense	2 years 3 months 18 days
Number of Shares
Unvested at the beginning of the period (in shares)	999,411
Granted (in shares)	232,364	167,968	206,067
Vested (in shares)	(855,502)
Forfeited (in shares)	(21,678)
Unvested at the end of the period (in shares)	354,595	999,411
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 26.29
Granted (in dollars per share)	10.71
Vested (in dollars per share)	26.06
Forfeited (in dollars per share)	31.24
Unvested at the end of the period (in dollars per share)	$ 18.87	$ 26.29
Fair value of shares vested	$ 12,154	$ 13,934	$ 57,298
Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)	4 years